Significant Accounting Policies - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Advertising and promotion costs			$ 6,516,637	$ 6,744,333	$ 7,167,050
Long term debt			349,264,000	348,888,000
Goodwill impairment charge			0	0	$ 0
Carrying value of inventory			$ 2,300,000	$ 2,200,000
Senior Notes
Debt Instrument [Line Items]
Long term debt	$ 350,000,000
Debt instrument, interest rate	3.64%		3.64%
Debt instrument, term	5 years		5 years
Cash proceeds from interest rate hedge		$ 4,600,000
Direct Cost, Reimbursable Expenses
Debt Instrument [Line Items]
Direct costs, reimbursable expenses			$ 702,800,000